UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281

Signature, 		Place, 			and Date of Signing:
Melissa S. Sohn   Beverly Hills, California	November 12, 2012

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Not Applicable.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $107,564

List of Other Included Managers: Not Applicable.

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT

Accenture Corp.		COM	G1151C101	220	3,140	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	84	2,460	SH	NA	SOLE	NA	SOLE
Amazon.Com, Inc.	COM	023135106	4,278	16,820	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	2,991	35,480	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	2,660	38,050	SH	NA	SOLE	NA	SOLE
Analog Devices		COM	032654105	147	3,750	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	217	2,960	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100	4,476	6,710	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	3,767	112,960	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100	119	2,870	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	3,212	40,880	SH	NA	SOLE	NA	SOLE
Caterpillar Inc.	COM	134429109	3,430	39,860	SH	NA	SOLE	NA	SOLE
Celgene			COM	151020104	3,401	44,520	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	149123101	2,561	134,130	SH	NA	SOLE	NA	SOLE
Clarcor			COM	179895107	2,461	55,140	SH	NA	SOLE	NA	SOLE
Cognizant Technology 	COM	189054109	177	2,530	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	192446102	4,287	42,800	SH	NA	SOLE	NA	SOLE
Deere & Co.		COM	231021106	3,241	39,300	SH	NA	SOLE	NA	SOLE
Donaldson Co. Inc.	COM	244199105	3,317	95,560	SH	NA	SOLE	NA	SOLE
EBAY, Inc.		COM	278642103	3,052	63,100	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	257651109	3,746	137,350	SH	NA	SOLE	NA	SOLE
Ecolab Inc.		COM	278865100	3,299	50,900	SH	NA	SOLE	NA	SOLE
FactSet Research Sys.	COM	268648102	175	1,820	SH	NA	SOLE	NA	SOLE
Fastenal Co.		COM	303075105	4,101	95,390	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	212	2,870	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	4,651	6,165	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	2,825	13,620	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	78	3,460	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	3,400	57,740	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	3,697	53,650	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	3,135	50,920	SH	NA	SOLE	NA	SOLE
Lilly (Eli)		COM	532457108	3,250	68,550	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	70	2,200	SH	NA	SOLE	NA	SOLE
McCormick & Co, Inc.	COM	579780206	3,612	58,220	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	2,504	58,080	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104	132	4,440	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	100	3,050	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	94	3,000	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	3,039	42,940	SH	NA	SOLE	NA	SOLE
Qualcomm Inc. COM	COM	747525103	152	2,440	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	61	2,200	SH	NA	SOLE	NA	SOLE
Union Pacific		COM	907818108	3,643	30,690	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	2,722	38,030	SH	NA	SOLE	NA	SOLE
V.F. Corporation	COM	918204108	3,100	19,450	SH	NA	SOLE	NA	SOLE
Varian Medical Systems	COM	92220P105	137	2,270	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	5,386	40,110	SH	NA	SOLE	NA	SOLE
Wells Fargo		COM	949746101	2,144	62,100	SH	NA	SOLE	NA	SOLE

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